Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Investment companies: 99.37%
Affiliated master portfolios: 38.31%
Allspring Core Bond Portfolio		$25,308,143
Allspring Disciplined International Developed Markets Portfolio		1,408,824
Allspring Disciplined Large Cap Portfolio		4,390,359
Allspring Emerging Growth Portfolio		238,186
Allspring Real Return Portfolio		13,856,489
Allspring Small Company Value Portfolio		236,955
		45,438,956
Alternative investment funds: 3.17%
Allspring Alternative Risk Premia Fund Class R6♠	466,583	3,755,994
Bond funds: 19.24%
Allspring Global Investment Grade Credit Fund Class R6♠	405,178	3,520,994
Allspring High Yield Bond Fund Institutional Class♠	2,533,945	7,551,156
Allspring Income Plus Fund Institutional Class♠	1,354,081	11,753,420
		22,825,570
Exchange-traded funds: 32.87%
iShares Core MSCI EAFE ETF	16,399	1,177,448
iShares Core MSCI Emerging Markets ETF	11,590	583,441
iShares Core S&P 500 ETF	7,176	3,662,989
iShares Core S&P Small-Cap ETF	4,372	469,334
iShares Core U.S. Aggregate Bond ETF	30,233	2,943,182
iShares Russell 1000 Growth ETF	713	236,103
iShares U.S. Treasury Bond ETF	1,321,115	29,923,255
		38,995,752
Multi-asset funds: 4.19%
Allspring Diversified Income Builder Fund Class R6♠	871,737	4,968,901
Stock funds: 1.59%
Allspring Disciplined Small Cap Fund Class R6♠	27,820	357,493
Allspring Discovery Large Cap Growth Fund Class R6♠†	33,167	354,558
Allspring Emerging Markets Equity Fund Class R6♠	14,108	352,135
Allspring Premier Large Company Growth Fund Class R6♠†	28,284	356,096
Allspring Special Large Cap Value Fund Class R6♠	37,600	471,508
		1,891,790
Total investment companies (Cost $119,540,890)		117,876,963
See accompanying notes to portfolio of investments
Spectrum Income Allocation Fund | 1

Portfolio of investments—February 29, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.17%
Investment companies: 0.17%
Allspring Government Money Market Fund Select Class♠∞		5.24%	200,000	$200,000
Total short-term investments (Cost $200,000)				200,000
Total investments in securities (Cost $119,740,890)	99.54%			118,076,963
Other assets and liabilities, net	0.46			540,470
Total net assets	100.00%			$118,617,433

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$4,436,084	$542,832	$(1,157,899)	$(129,958)	$64,935	$3,755,994
Allspring Disciplined Small Cap Fund Class R6	0	375,713	(50,057)	2,407	29,430	357,493
Allspring Discovery Large Cap Growth Fund Class R6†	552,243	44,556	(322,657)	101,510	(21,094)	354,558
Allspring Diversified Income Builder Fund Class R6	5,796,240	236,771	(1,494,321)	(117,041)	547,252	4,968,901
Allspring Emerging Markets Equity Fund Class R6	407,955	33,853	(108,875)	(446)	19,648	352,135
Allspring Global Investment Grade Credit Fund Class R6	4,166,365	155,496	(864,874)	(205,146)	269,153	3,520,994
Allspring High Yield Bond Fund Institutional Class	8,836,854	792,022	(2,321,601)	(345,733)	589,614	7,551,156
Allspring Income Plus Fund Institutional Class	13,771,308	856,925	(3,035,278)	(274,471)	434,936	11,753,420
Allspring Premier Large Company Growth Fund Class R6†	550,660	152,338	(343,689)	(57,779)	54,566	356,096
Allspring Special Large Cap Value Fund Class R6	540,791	31,930	(175,802)	(9,591)	84,180	471,508
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	38,763,788	(38,763,788)	0	0	200,000
				$(1,036,248)	$2,072,620	$33,642,255
See accompanying notes to portfolio of investments
2 | Spectrum Income Allocation Fund

Portfolio of investments—February 29, 2024 (unaudited)

	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	466,583	$169,859	$0
Allspring Disciplined Small Cap Fund Class R6	27,820	956	8,677
Allspring Discovery Large Cap Growth Fund Class R6†	33,167	0	20,261
Allspring Diversified Income Builder Fund Class R6	871,737	215,486	0
Allspring Emerging Markets Equity Fund Class R6	14,108	5,019	0
Allspring Global Investment Grade Credit Fund Class R6	405,178	129,369	0
Allspring High Yield Bond Fund Institutional Class	2,533,945	455,082	0
Allspring Income Plus Fund Institutional Class	1,354,081	579,115	0
Allspring Premier Large Company Growth Fund Class R6†	28,284	0	118,129
Allspring Special Large Cap Value Fund Class R6	37,600	5,843	10,420
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	13,727	0
		$1,574,456	$157,487

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex- Corporate Portfolio*	13.28%	0.00%	$(3,747,474)	$2,553,712	$463,032	$0	$48,045	$0
Allspring Core Bond Portfolio	0.71	0.50	(981,020)	328,046	934,064	0	40,550	25,308,143
Allspring Disciplined International Developed Markets Portfolio	0.00	0.56	1,784	423,237	16	4,217	566	1,408,824
Allspring Disciplined Large Cap Portfolio	1.66	1.55	219,077	694,050	432	41,782	2,414	4,390,359
Allspring Emerging Growth Portfolio	0.08	0.08	(2,905)	37,507	2	236	189	238,186
Allspring Factor Enhanced Emerging Markets Equity Portfolio*	0.26	0.00	12,248	(4,401)	16	4,491	277	0
Allspring Factor Enhanced International Equity Portfolio*	0.60	0.00	357,451	(247,696)	146	13,776	3,468	0
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio*	0.29	0.00	393,003	(266,954)	136	9,258	1,515	0
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio*	0.35	0.00	22,221	(8,326)	48	2,693	581	0
Allspring Real Return Portfolio	4.67	5.60	(581,478)	740,896	254,812	33,076	78,538	13,856,489
Allspring Small Company Value Portfolio	0.05	0.03	13,374	39,258	0	3,768	92	236,955
			$(4,293,719)	$4,289,329	$1,652,704	$113,297	$176,235	$45,438,956

*	Liquidated on December 6, 2023
See accompanying notes to portfolio of investments
Spectrum Income Allocation Fund | 3

Portfolio of investments—February 29, 2024 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini NASDAQ 100 Index	10	3-15-2024	$3,588,966	$3,616,550	$27,584	$0
Euro Futures	27	3-18-2024	3,652,039	3,648,038	0	(4,001)
10-Year U.S. Treasury Notes	115	6-18-2024	12,653,902	12,700,313	46,411	0
Short
E-Mini S&P 500 Index	(7)	3-15-2024	(1,780,429)	(1,786,313)	0	(5,884)
MSCI Emerging Markets Index	(34)	3-15-2024	(1,727,542)	(1,728,560)	0	(1,018)
New Zealand Dollar Futures	(60)	3-18-2024	(3,660,691)	(3,649,200)	11,491	0
Swiss Franc Futures	(26)	3-18-2024	(3,743,746)	(3,680,138)	63,608	0
U.S. Dollar Futures	(30)	3-18-2024	(3,103,826)	(3,122,940)	0	(19,114)
Ultra Long Term U.S. Treasury Bond	(20)	6-18-2024	(2,519,008)	(2,557,500)	0	(38,492)
					$149,094	$(68,509)
See accompanying notes to portfolio of investments
4 | Spectrum Income Allocation Fund

Notes to portfolio of investments—February 29, 2024 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk . The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Spectrum Income Allocation Fund | 5

Notes to portfolio of investments—February 29, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$72,438,007	$0	$0	$72,438,007
Short-term investments
Investment companies	200,000	0	0	200,000
Investments measured at net asset value*				45,438,956
	72,638,007	0	0	118,076,963
Futures contracts	149,094	0	0	149,094
Total assets	$72,787,101	$0	$0	$118,226,057
Liabilities
Futures contracts	$68,509	$0	$0	$68,509
Total liabilities	$68,509	$0	$0	$68,509

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $45,438,956 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following each Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of February 29, 2024, $696,887 was segregated as cash collateral for these open futures contracts.
At February 29, 2024, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio*	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio*	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio*	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio*	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio*	Seeks long-term capital appreciation
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
* Liquidated on December 6, 2023
6 | Spectrum Income Allocation Fund